FI - Quantitative information about level 3 assets at fair value (Details 15) SFr in Millions, Pure in Millions	Jun. 30, 2019 CHF (SFr)	Mar. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Assets
Cash and Due from Banks	SFr 172	SFr 71	SFr 115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286	81,730	81,818
Securities received as collateral	45,378	49,472	41,696
Trading assets	145,613	144,922	133,635
Investment securities	1,398	1,716	1,479
Other investments	2,574	2,364	2,434
Loans	12,837	15,305	14,873
Other intangible assets (mortgage servicing rights), at fair value	162	168	163
Other assets	8,195	SFr 9,001	7,263
Recurring basis
Assets
Cash and Due from Banks	172		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Securities received as collateral	45,378		41,696
Trading assets	145,613		133,635
Investment securities	1,398		1,479
Other investments	2,574		2,434
Loans	12,837		14,873
Loans - of which commercial and industrial	5,179		5,925
Loans - of which financial institutions	3,932		5,555
Loans - of which government and public institutions	2,780
Loans - of which real estate	920		661
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	8,195		7,263
Other assets - of which loans held-for-sale	6,329		5,473
Total assets at fair value	298,615		283,476
Recurring basis | Life finance instruments
Assets
Other investments	1,086		1,067
Recurring basis | Debt securities
Assets
Trading assets	64,468		63,567
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	26,489		28,321
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	13,514		9,322
Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,883		21,351
Recurring basis | Equity securities
Assets
Trading assets	56,317		46,463
Recurring basis | Derivative instruments
Assets
Trading assets	19,561		18,312
Recurring basis | Other
Assets
Trading assets	5,267		5,293
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	4		30
Trading assets	7,652		8,980
Investment securities	0		0
Other investments	1,369		1,309
Loans	4,163		4,324
Loans - of which commercial and industrial	1,618		1,949
Loans - of which financial institutions	1,227		1,391
Loans - of which government and public institutions	605
Loans - of which real estate	687		515
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	1,718		1,543
Other assets - of which loans held-for-sale	1,449		1,235
Total assets at fair value	15,068		16,349
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	1,313		1,531
Loans - of which financial institutions	SFr 1,057		1,157
Loans - of which government and public institutions, measurement input	437
Other assets - of which loans held-for-sale	SFr 545		SFr 422
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	165		159
Loans - of which financial institutions, measurement input	51		88
Loans - of which government and public institutions, measurement input	515
Loans - of which real estate, measurement input	223		200
Other assets - of which loans held-for-sale, measurement input	112		105
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	1,699		1,184
Loans - of which financial institutions, measurement input	778		1,071
Loans - of which government and public institutions, measurement input	595
Loans - of which real estate, measurement input	1,062		1,522
Other assets - of which loans held-for-sale, measurement input	3,020		2,730
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	547		582
Loans - of which financial institutions, measurement input	348		596
Loans - of which government and public institutions, measurement input	562
Loans - of which real estate, measurement input	669		612
Other assets - of which loans held-for-sale, measurement input	387		394
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which government and public institutions, measurement input	25
Loans - of which real estate, measurement input	25		25
Other assets - of which loans held-for-sale, measurement input	25		25
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which government and public institutions, measurement input	40
Loans - of which real estate, measurement input	40		40
Other assets - of which loans held-for-sale, measurement input	87		87
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which government and public institutions, measurement input	30
Loans - of which real estate, measurement input	40		39
Other assets - of which loans held-for-sale, measurement input	37		56
Level 3 | Recurring basis | Market comparable
Assets
Loans - of which commercial and industrial	SFr 280		SFr 306
Loans - of which financial institutions	SFr 100		73
Loans - of which government and public institutions, measurement input	167
Other assets - of which loans held-for-sale	SFr 854		SFr 739
Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	0		0
Loans - of which financial institutions, measurement input	49		1
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	0		0
Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	94		99
Loans - of which financial institutions, measurement input	100		100
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	175		130
Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	52		65
Loans - of which financial institutions, measurement input	95		74
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	82		82
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	SFr 1,085		SFr 1,067
Level 3 | Recurring basis | Debt securities
Assets
Trading assets	1,711		2,242
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	SFr 206		SFr 232
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	140		140
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	140		140
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	140		140
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	SFr 901		SFr 1,260
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Option model
Assets
Trading assets	SFr 893		SFr 621
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(80)		(60)
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	99		98
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	63		68
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	126		178
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	26		30
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 365		SFr 441
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	126		118
Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	91		94
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	SFr 345		SFr 432
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	10		11
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	3		3
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		1
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	34		26
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	8		7
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	64		63
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		1
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	20		22
Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	8		8
Level 3 | Recurring basis | Equity securities
Assets
Trading assets	SFr 155		SFr 132
Level 3 | Recurring basis | Equity securities | Vendor price
Assets
Trading assets	SFr 113		SFr 49
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	498		355
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	8		1
Level 3 | Recurring basis | Equity securities | Market comparable
Assets
Trading assets	SFr 7		SFr 76
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Minimum
Assets
Trading assets, measurement input			2
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Maximum
Assets
Trading assets, measurement input			9
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Weighted average
Assets
Trading assets, measurement input			6
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	10		100
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	12		100
Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	11		100
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	SFr 3,034		SFr 3,298
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	SFr 512		SFr 507
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(3)		0
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	65		69
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	1		1
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	17		26
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	8		9
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Minimum
Assets
Trading assets, measurement input	(4)		(4)
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Maximum
Assets
Trading assets, measurement input	1		0
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Weighted average
Assets
Trading assets, measurement input	(2)		(2)
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 225		SFr 258
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model
Assets
Trading assets	162		218
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 21		SFr 28
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Minimum
Assets
Trading assets, measurement input	95		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Maximum
Assets
Trading assets, measurement input	95		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Assets
Trading assets, measurement input	95		95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	5		(23)
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	38		70
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	26		24
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	22		21
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	26		26
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	24		23
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	78		80
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	90		90
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	85		85
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	SFr 752		SFr 1,054
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input	50		50
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input	73		74
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(80)		(40)
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	99		98
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	66		80
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	4		4
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	1		1
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	1		2
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	126		178
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	32		34
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	SFr 653		SFr 673
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	1		3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	1,121		2,147
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	165		269
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	97		97
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	97		97
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	97		97
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		1
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	20		20
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	4		4
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	23		28
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	12		15
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input	0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input	1
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input	0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	7		16
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	85		85
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	59		56
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	8		12
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	5		6
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	45		68
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	23		8
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable
Assets
Trading assets	SFr 66
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	84
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	108
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	97
Level 3 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 892		SFr 806
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2		2
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	16		16
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	5		5
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	87		87
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	106		106
Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	101		101
Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 2,752		SFr 3,308
Level 3 | Recurring basis | Other | Option model
Assets
Trading assets	SFr 255		SFr 249
Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70		70
Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 912		SFr 870
Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2		3
Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	15		17
Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	7		7
Level 3 | Recurring basis | Other | Market comparable
Assets
Trading assets	SFr 1,585		SFr 2,119
Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	120		110
Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	25		30
Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Loans - of which real estate, measurement input	2		2
Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Loans - of which real estate, measurement input	17		17
Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Loans - of which real estate, measurement input	6		6
Bank
Assets
Cash and Due from Banks	SFr 172		SFr 115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Securities received as collateral	45,378		41,696
Trading assets	145,758		133,859
Investment securities	1,396		1,477
Other investments	2,572		2,430
Loans	12,837		14,873
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	8,195		7,263
Bank | Recurring basis
Assets
Cash and Due from Banks	172		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Securities received as collateral	45,378		41,696
Trading assets	145,758		133,859
Investment securities	1,396		1,477
Other investments	2,572		2,430
Loans	12,837		14,873
Loans - of which commercial and industrial	5,179		5,925
Loans - of which financial institutions	3,932		5,555
Loans - of which government and public institutions	2,780
Loans - of which real estate	920		661
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	8,195		7,263
Other assets - of which loans held-for-sale	6,329		5,473
Total assets at fair value	298,756		283,694
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,086		1,067
Bank | Recurring basis | Debt securities
Assets
Trading assets	64,555		63,648
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	26,489		28,321
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	13,600		9,403
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,883		21,351
Bank | Recurring basis | Equity securities
Assets
Trading assets	56,376		46,517
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	19,561		18,402
Bank | Recurring basis | Other
Assets
Trading assets	5,266		5,292
Bank | Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	4		30
Trading assets	7,652		8,980
Investment securities	0		0
Other investments	1,369		1,309
Loans	4,163		4,324
Loans - of which commercial and industrial	1,618		1,949
Loans - of which financial institutions	1,227		1,391
Loans - of which government and public institutions	605
Loans - of which real estate	687		515
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	1,718		1,543
Other assets - of which loans held-for-sale	1,449		1,235
Total assets at fair value	15,068		16,349
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	1,313		1,531
Loans - of which financial institutions	SFr 1,057		1,157
Loans - of which government and public institutions, measurement input	437
Other assets - of which loans held-for-sale	SFr 545		SFr 422
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	165		159
Loans - of which financial institutions	SFr 51		SFr 88
Loans - of which government and public institutions, measurement input	515
Loans - of which real estate, measurement input	223		200
Other assets - of which loans held-for-sale, measurement input	112		105
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	1,699		1,184
Loans - of which financial institutions	SFr 778		SFr 1,071
Loans - of which government and public institutions, measurement input	595
Loans - of which real estate, measurement input	1,062		1,522
Other assets - of which loans held-for-sale, measurement input	3,020		2,730
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	547		582
Loans - of which financial institutions	SFr 348		SFr 596
Loans - of which government and public institutions, measurement input	562
Loans - of which real estate, measurement input	669		612
Other assets - of which loans held-for-sale, measurement input	387		394
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which government and public institutions, measurement input	25
Loans - of which real estate, measurement input	25		25
Other assets - of which loans held-for-sale, measurement input	25		25
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which government and public institutions, measurement input	40
Loans - of which real estate, measurement input	40		40
Other assets - of which loans held-for-sale, measurement input	87		87
Bank | Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	25
Loans - of which government and public institutions, measurement input	30
Loans - of which real estate, measurement input	40		39
Other assets - of which loans held-for-sale, measurement input	37		56
Bank | Level 3 | Recurring basis | Market comparable
Assets
Loans - of which commercial and industrial	SFr 280		SFr 306
Loans - of which financial institutions	SFr 100		73
Loans - of which government and public institutions, measurement input	167
Other assets - of which loans held-for-sale	SFr 854		SFr 739
Bank | Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	0		0
Loans - of which financial institutions	SFr 49		SFr 1
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	0		0
Bank | Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	94		99
Loans - of which financial institutions	SFr 100		SFr 100
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	175		130
Bank | Level 3 | Recurring basis | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	52		65
Loans - of which financial institutions	SFr 95		SFr 74
Loans - of which government and public institutions, measurement input	62
Other assets - of which loans held-for-sale, measurement input	82		82
Bank | Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	SFr 1,085		SFr 1,067
Bank | Level 3 | Recurring basis | Debt securities
Assets
Trading assets	1,711		2,242
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	SFr 206		SFr 232
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	140		140
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	140		140
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	140		140
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	SFr 901		SFr 1,260
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Option model
Assets
Trading assets	SFr 893		SFr 621
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(80)		(60)
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	99		98
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	63		68
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	126		178
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	26		30
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 365		SFr 441
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	126		118
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	91		94
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	SFr 345		SFr 432
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	10		11
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	3		3
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		1
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	34		26
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	8		7
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	64		63
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		1
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	20		22
Bank | Level 3 | Recurring basis | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	8		8
Bank | Level 3 | Recurring basis | Equity securities
Assets
Trading assets	SFr 155		SFr 132
Bank | Level 3 | Recurring basis | Equity securities | Vendor price
Assets
Trading assets	SFr 113		SFr 49
Bank | Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	498		355
Bank | Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	8		1
Bank | Level 3 | Recurring basis | Equity securities | Market comparable
Assets
Trading assets	SFr 7		SFr 76
Bank | Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Minimum
Assets
Trading assets, measurement input			2
Bank | Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Maximum
Assets
Trading assets, measurement input			9
Bank | Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, EBITDA Multiple [Member] | Weighted average
Assets
Trading assets, measurement input			6
Bank | Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	10		100
Bank | Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	12		100
Bank | Level 3 | Recurring basis | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	11		100
Bank | Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	SFr 3,034		SFr 3,298
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	SFr 512		SFr 507
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(3)		0
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	65		69
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	1		1
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	17		26
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	8		9
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Minimum
Assets
Trading assets, measurement input	(4)		(4)
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Maximum
Assets
Trading assets, measurement input	1		0
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility skew [Member] | Weighted average
Assets
Trading assets, measurement input	(2)		(2)
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 225		SFr 258
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model
Assets
Trading assets	162		218
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 21		SFr 28
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Minimum
Assets
Trading assets, measurement input	95		95
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Maximum
Assets
Trading assets, measurement input	95		95
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Assets
Trading assets, measurement input	95		95
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	5		(23)
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	38		70
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	26		24
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	22		21
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	26		26
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	24		23
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	78		80
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	90		90
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	85		85
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	SFr 752		SFr 1,054
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input	50		50
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input	73		74
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(80)		(40)
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	99		98
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	66		80
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	4		4
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	1		1
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	1		2
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	126		178
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	32		34
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	SFr 653		SFr 673
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	1		3
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	1,121		2,147
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	165		269
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	97		97
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	97		97
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	97		97
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		1
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input	20		20
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input	4		4
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	2		3
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	23		28
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	12		15
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input	0
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input	1
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input	0
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input	7		16
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input	85		85
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input	59		56
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	8		12
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	5		6
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	45		68
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	23		8
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable
Assets
Trading assets	SFr 66
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	84
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	108
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	97
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 892		SFr 806
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2		2
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	16		16
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	5		5
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	87		87
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	106		106
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	101		101
Bank | Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 2,752		SFr 3,308
Bank | Level 3 | Recurring basis | Other | Option model
Assets
Trading assets	SFr 255		SFr 249
Bank | Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70		70
Bank | Level 3 | Recurring basis | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Bank | Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 912		SFr 870
Bank | Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2		3
Bank | Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	15		17
Bank | Level 3 | Recurring basis | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	7		7
Bank | Level 3 | Recurring basis | Other | Market comparable
Assets
Trading assets	SFr 1,585		SFr 2,119
Bank | Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Bank | Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	120		110
Bank | Level 3 | Recurring basis | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	25		30
Bank | Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Loans - of which real estate, measurement input	2		2
Bank | Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Loans - of which real estate, measurement input	17		17
Bank | Level 3 | Recurring basis | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Loans - of which real estate, measurement input	6		6